Deferred Purchase Consideration - Deferred Purchase consideration (Details) (USD $) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Principal Outstanding
Repayment of promissory notes	$ 300,000
Present value discount on future payments
Deferred purchase consideration, net	1,051,381		$ 1,682,280
Notes Payable [Member]
Principal Outstanding
Promissory note due to non-related parties, beginning	1,802,384	2,745,811	2,745,811
Additional earnout earned			336,810
Settled by the issuance of common shares	(505,090)		(616,387)
Repayment in cash	(138,876)		(607,555)
Foreign exchange movements	(21,544)		(56,295)
Promissory note due to non-related parties, ending	1,136,872		1,802,384
Present value discount on future payments
Present value discount, beginning	(120,104)	$ (242,089)	(242,089)
Amortization	32,528		117,192
Foreign exchange movements	2,093		4,793
Present value discount, ending	$ (85,483)		$ (120,104)